Note 16 - Shareholders' Equity (Details Textual) € / shares in Units, € in Thousands								2 Months Ended	5 Months Ended	12 Months Ended
	Apr. 25, 2017 shares	Apr. 26, 2016 shares	Apr. 14, 2016 EUR (€) shares	May 28, 2013 $ / shares shares	Jan. 18, 2013 shares	Jun. 25, 2010 shares	Oct. 29, 2007 shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) € / shares shares	Apr. 14, 2016 $ / shares	Feb. 18, 2016 shares	Dec. 31, 2014 shares	Dec. 31, 2013 EUR (€)	Dec. 19, 2012 shares	Jun. 24, 2010 EUR (€) shares	May 22, 2007 shares
Common Stock, Shares, Issued, Total											29,098,144			29,368,394
Proceeds from Issuance of Common Stock | €										€ 548	€ 6,200	€ 1,091
Common Stock, Par or Stated Value Per Share | € / shares											€ 0.13			€ 0.13
Common Stock, Shares, Outstanding, Ending Balance											28,727,616			28,997,866
Retained Earnings Statutory Accumulated Deficit | €														€ 14,523
Treasury Stock, Shares, Ending Balance											370,528			370,528
Treasury Stock, Shares, Acquired								180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method | €								€ 493	€ 649
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										260,000		0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €														€ 427
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																					600,000
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued																				229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued																			500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued																1,000,000
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares, Ending Balance														120,100
Treasury Stock, Reissuance Price Per Share | € / shares														€ 2.38
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues			3,283,284	3,000,000
Proceeds from Issuance of Common Stock | €			€ 6,063
Payments of Stock Issuance Costs | €			€ 943
Shares Issued, Price Per Share | $ / shares				$ 4											$ 3.50
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										260,000	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance											1,427,438	917,188		1,207,600			1,095,850
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										4 years 116 days
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														50,000
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														120,100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €																				€ 328
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														297,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €																		€ 660
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					4 years
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	260,000	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														740,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €											€ 960			€ 335
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										4 years	4 years
Employee Stock Option [Member] | The 2016 Plan [Member] | April 26, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														525,000
Employee Stock Option [Member] | The 2016 Plan [Member] | April 25, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance														215,000
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																					600,000
Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
Shares Issued, Price Per Share | $ / shares													$ 2.87